Net income / (loss) per share attributable to the Company (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net income / (loss) per ordinary share attributable to the Company.

	Year ended December 31,
	2024	2023	2022
Numerator
Net income / (loss) attributable to the Company - basic	$22,160	$(20,251)	$(1,862,655)
Net income / (loss) attributable to the Company - diluted	$22,160	$(20,251)	$(1,862,655)
Denominator
Weighted average shares – basic	60,884,122	61,434,238	60,519,640
Weighted average shares – diluted (1)	61,896,518	61,434,238	60,519,640
Net income / (loss) per share attributable to the Company
Basic	$0.36	$(0.33)	$(30.78)
Diluted	$0.36	$(0.33)	$(30.78)

(1)
The denominator used in the calculation of diluted net income per share for the year ended December 31, 2024 has been adjusted to include an additional 1,012,396 shares representing the dilutive effect of restricted stock units.